Reconciliation of the financial information to the carrying value of its interests in the associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Investments in associates	₩ 671,330	₩ 631,294
Associates
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	3,476,038	3,116,300
Interests in the net assets (A*B)	669,496	626,181
Intra-group transactions	(136)	(147)
Other reconciliations	1,970	5,260
Investments in associates	671,330	631,294
BNP Paribas Cardif Life Insurance
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 333,179	₩ 351,986
Proportion of ownership interest in associate (B)	14.99%	14.99%
Interests in the net assets (A*B)	₩ 49,952	₩ 52,763
Intra-group transactions	(136)	(147)
Investments in associates	49,816	52,616
Daewontos Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (2,092)	₩ (2,092)
Proportion of ownership interest in associate (B)	36.33%	36.33%
Interests in the net assets (A*B)	₩ (760)	₩ (760)
Other reconciliations	760	760
Investments in associates	0	₩ 0
Songrim Partners
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (23)
Proportion of ownership interest in associate (B)	35.34%	35.34%
Interests in the net assets (A*B)	₩ (8)
Other reconciliations	8
Investments in associates	0
Neoplux Technology Valuation Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 56,214	₩ 40,409
Proportion of ownership interest in associate (B)	33.33%	33.33%
Interests in the net assets (A*B)	₩ 18,738	₩ 13,470
Investments in associates	18,738	13,470
JAEYOUNG SOLUTEC CO., LTD.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,484
Proportion of ownership interest in associate (B)		9.61%
Interests in the net assets (A*B)		₩ 1,680
Other reconciliations		2,169
Investments in associates		3,849
Partners 4th Growth Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 66,449	₩ 53,561
Proportion of ownership interest in associate (B)	25.00%	25.00%
Interests in the net assets (A*B)	₩ 16,612	₩ 13,390
Investments in associates	16,612	13,390
JAEYANG INDUSTRY
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (2,571)	₩ (2,571)
Proportion of ownership interest in associate (B)	25.90%	25.90%
Interests in the net assets (A*B)	₩ (666)	₩ (666)
Other reconciliations	666	666
Investments in associates	0	0
Chungyoung INC
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ (5,100)
Proportion of ownership interest in associate (B)		18.94%
Interests in the net assets (A*B)		₩ (966)
Other reconciliations		966
Investments in associates		₩ 0
KTB Newlake Global Healthcare PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 32,385
Proportion of ownership interest in associate (B)	30.00%	30.00%
Interests in the net assets (A*B)	₩ 9,715
Other reconciliations	170
Investments in associates	9,885
DAEKWANG SEMICONDUCTOR CO., LTD.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 15,922	₩ 18,263
Proportion of ownership interest in associate (B)	20.94%	20.94%
Interests in the net assets (A*B)	₩ 3,334	₩ 3,824
Investments in associates	3,334	3,824
Dream High Fund III
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 4,042
Proportion of ownership interest in associate (B)		54.55%
Interests in the net assets (A*B)		₩ 2,205
Investments in associates		₩ 2,205
Shinhan-Neoplux Energy Newbiz Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 17,032
Proportion of ownership interest in associate (B)	23.33%	23.33%
Interests in the net assets (A*B)	₩ 3,974
Investments in associates	3,974
Shinhan-Albatross Tech Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 17,827
Proportion of ownership interest in associate (B)	50.00%	50.00%
Interests in the net assets (A*B)	₩ 8,908
Investments in associates	8,908
Asia Pacific No.39 Ship Investment Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,362
Proportion of ownership interest in associate (B)		50.00%
Interests in the net assets (A*B)		₩ 4,682
Investments in associates		4,682
KCLAVIS Meister Fund No.17
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 11,819	₩ 11,652
Proportion of ownership interest in associate (B)	26.09%	26.09%
Interests in the net assets (A*B)	₩ 3,083	₩ 3,039
Investments in associates	3,083	3,039
SG No.9 Corporate Recovery Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 5,385	₩ 14,959
Proportion of ownership interest in associate (B)	26.49%	26.49%
Interests in the net assets (A*B)	₩ 1,427	₩ 3,963
Investments in associates	1,427	3,963
Plutus-SG Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 15,943	₩ 15,940
Proportion of ownership interest in associate (B)	26.67%	26.67%
Interests in the net assets (A*B)	₩ 4,252	₩ 4,251
Investments in associates	4,252	4,251
SG ARGES Private Equity Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 18,039	₩ 26,689
Proportion of ownership interest in associate (B)	24.06%	24.06%
Interests in the net assets (A*B)	₩ 4,341	₩ 6,422
Investments in associates	4,341	6,422
OST Progress- 2 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,722
Proportion of ownership interest in associate (B)		27.62%
Interests in the net assets (A*B)		₩ 4,895
Investments in associates		4,895
Eum Private Equity Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 23,547	₩ 23,720
Proportion of ownership interest in associate (B)	20.76%	20.76%
Interests in the net assets (A*B)	₩ 4,889	₩ 4,925
Investments in associates	4,889	4,925
Richmond Private Yong in Retail Facility Real Estate Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,382
Proportion of ownership interest in associate (B)		41.80%
Interests in the net assets (A*B)		₩ 8,101
Investments in associates		8,101
KTB Confidence Private Placement
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 17,505	₩ 21,140
Proportion of ownership interest in associate (B)	30.29%	30.29%
Interests in the net assets (A*B)	₩ 5,302	₩ 6,403
Investments in associates	5,302	6,403
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,738	₩ 28,285
Proportion of ownership interest in associate (B)	23.89%	23.89%
Interests in the net assets (A*B)	₩ 5,432	₩ 6,757
Investments in associates	5,432	6,757
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 41,807	₩ 41,598
Proportion of ownership interest in associate (B)	20.16%	20.16%
Interests in the net assets (A*B)	₩ 8,429	₩ 8,387
Investments in associates	8,429	8,387
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,302
Proportion of ownership interest in associate (B)		22.86%
Interests in the net assets (A*B)		₩ 6,012
Investments in associates		₩ 6,012
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 24,159
Proportion of ownership interest in associate (B)	20.00%	20.00%
Interests in the net assets (A*B)	₩ 4,831
Investments in associates	4,831
Platform Partners brick save Private Investment trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 8,222	₩ 8,170
Proportion of ownership interest in associate (B)	98.77%	98.77%
Interests in the net assets (A*B)	₩ 8,120	₩ 8,069
Investments in associates	8,120	8,069
Synergy-Shinhan Mezzanine New Technology Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 21,312	₩ 10,497
Proportion of ownership interest in associate (B)	47.62%	47.62%
Interests in the net assets (A*B)	₩ 10,149	₩ 4,999
Investments in associates	10,149	4,999
The Asia Pacific Capital Fund II L.P.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 1,588	₩ 29,015
Proportion of ownership interest in associate (B)	25.18%	25.18%
Interests in the net assets (A*B)	₩ 400	₩ 7,307
Investments in associates	400	7,307
Shinhan Praxis K-Growth Global Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 87,590	₩ 100,452
Proportion of ownership interest in associate (B)	18.87%	18.87%
Interests in the net assets (A*B)	₩ 16,527	₩ 18,954
Investments in associates	16,527	18,954
Credian Healthcare Private Equity Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 13,361	₩ 11,189
Proportion of ownership interest in associate (B)	34.07%	34.07%
Interests in the net assets (A*B)	₩ 4,553	₩ 3,813
Investments in associates	4,553	3,813
Kiwoom Milestone Professional Private Real Estate Trust 19
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 20,839	₩ 20,816
Proportion of ownership interest in associate (B)	50.00%	50.00%
Interests in the net assets (A*B)	₩ 10,419	₩ 10,408
Investments in associates	10,419	10,408
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 96,137
Proportion of ownership interest in associate (B)		21.28%
Interests in the net assets (A*B)		₩ 20,460
Investments in associates		₩ 20,460
AIP EUROGREEN Private Real Estate Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 96,538
Proportion of ownership interest in associate (B)	21.28%	21.28%
Interests in the net assets (A*B)	₩ 20,544
Investments in associates	20,544
Brain Professional Private Trust No.4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 19,067	₩ 21,264
Proportion of ownership interest in associate (B)	27.50%	27.49%
Interests in the net assets (A*B)	₩ 5,244	₩ 5,847
Investments in associates	5,244	5,847
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 58,498	₩ 56,820
Proportion of ownership interest in associate (B)	44.84%	44.84%
Interests in the net assets (A*B)	₩ 26,232	₩ 25,479
Investments in associates	26,232	25,479
Brain KS Qualified Privately Placed Fund No.6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,089	₩ 9,611
Proportion of ownership interest in associate (B)	50.00%	50.00%
Interests in the net assets (A*B)	₩ 5,097	₩ 4,805
Investments in associates	5,097	4,805
M360 CRE Income Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 265,945
Proportion of ownership interest in associate (B)		57.87%
Interests in the net assets (A*B)		₩ 153,905
Investments in associates		153,905
Shinhan Global Healthcare Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 74,409	₩ 77,166
Proportion of ownership interest in associate (B)	4.41%	4.41%
Interests in the net assets (A*B)	₩ 3,285	₩ 3,407
Investments in associates	3,285	3,407
JB Power TL Investment Type Private Placement Special Asset Fund 7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 52,453	₩ 56,072
Proportion of ownership interest in associate (B)	33.33%	33.33%
Interests in the net assets (A*B)	₩ 17,484	₩ 18,690
Investments in associates	17,484	18,690
IBK AONE convertible 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 12,500	₩ 10,840
Proportion of ownership interest in associate (B)	47.25%	47.25%
Interests in the net assets (A*B)	₩ 5,906	₩ 5,122
Investments in associates	5,906	5,122
Rico synergy collabo Multi-Mezzanine 3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,575	₩ 10,051
Proportion of ownership interest in associate (B)	50.03%	50.00%
Interests in the net assets (A*B)	₩ 5,290	₩ 5,026
Investments in associates	5,290	5,026
KB NA Hickory Private Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 91,627	₩ 90,911
Proportion of ownership interest in associate (B)	37.50%	37.50%
Interests in the net assets (A*B)	₩ 34,360	₩ 34,091
Investments in associates	34,360	34,091
GB Professional Private Investment Trust 6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 9,087	₩ 9,100
Proportion of ownership interest in associate (B)	94.51%	94.51%
Interests in the net assets (A*B)	₩ 8,588	₩ 8,600
Investments in associates	8,588	8,600
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 42,289	₩ 42,812
Proportion of ownership interest in associate (B)	44.02%	48.49%
Interests in the net assets (A*B)	₩ 18,616	₩ 20,760
Investments in associates	18,616	20,760
SHBNPP Private Korea Equity Long-Short Professional Feeder
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 66,737	₩ 49,296
Proportion of ownership interest in associate (B)	21.52%	9.85%
Interests in the net assets (A*B)	₩ 14,370	₩ 4,861
Investments in associates	14,370	4,861
Shinhan-Stonebridge Petro PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 1,025,077	₩ 1,053,661
Proportion of ownership interest in associate (B)	1.82%	1.82%
Interests in the net assets (A*B)	₩ 18,681	₩ 19,201
Investments in associates	18,681	19,201
BNP Paribas Cardif General Insurance
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 34,225	₩ 44,294
Proportion of ownership interest in associate (B)	10.00%	10.00%
Interests in the net assets (A*B)	₩ 3,423	₩ 4,429
Investments in associates	3,423	4,429
Axis Global Growth New Technology Investment Association
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 15,308	₩ 15,553
Proportion of ownership interest in associate (B)	31.85%	31.85%
Interests in the net assets (A*B)	₩ 4,875	₩ 4,953
Investments in associates	4,875	4,953
Polaris No7 Start up and Venture Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 15,183	₩ 15,258
Proportion of ownership interest in associate (B)	28.57%	28.57%
Interests in the net assets (A*B)	₩ 4,338	₩ 4,359
Investments in associates	4,338	4,359
Hermes Private Investment Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 24,225	₩ 59,990
Proportion of ownership interest in associate (B)	29.17%	29.17%
Interests in the net assets (A*B)	₩ 7,065	₩ 17,497
Investments in associates	7,065	17,497
Shinhan AIM FoF Fund 1a
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 17,467
Proportion of ownership interest in associate (B)	24.91%
Interests in the net assets (A*B)	₩ 4,351
Investments in associates	4,351
Daishin Heim Qualified Investor Private Investment Trust No.1808
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 29,365
Proportion of ownership interest in associate (B)	34.48%
Interests in the net assets (A*B)	₩ 10,126
Investments in associates	10,126
Heungkuk High Class Professional Trust Private Fund 37
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 18,877
Proportion of ownership interest in associate (B)	50.00%
Interests in the net assets (A*B)	₩ 9,438
Investments in associates	9,438
IGIS Global Credit Fund 150-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 35,426
Proportion of ownership interest in associate (B)	25.11%
Interests in the net assets (A*B)	₩ 8,896
Investments in associates	8,896
GX SHINHAN INTERVEST 1st Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 125,954
Proportion of ownership interest in associate (B)	25.27%
Interests in the net assets (A*B)	₩ 31,831
Investments in associates	31,831
Soo Commerce Platform Growth Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 25,902
Proportion of ownership interest in associate (B)	24.62%
Interests in the net assets (A*B)	₩ 6,378
Investments in associates	6,378
Partner One Value up I Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 42,776
Proportion of ownership interest in associate (B)	27.91%
Interests in the net assets (A*B)	₩ 11,939
Investments in associates	11,939
Genesis No.1 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 200,669
Proportion of ownership interest in associate (B)	22.80%
Interests in the net assets (A*B)	₩ 45,758
Investments in associates	45,758
GMB ICT New Technology Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 29,657
Proportion of ownership interest in associate (B)	26.75%
Interests in the net assets (A*B)	₩ 7,934
Investments in associates	7,934
Soo Delivery Platform Growth Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 29,944
Proportion of ownership interest in associate (B)	30.00%
Interests in the net assets (A*B)	₩ 8,983
Investments in associates	8,983
Genesis North America Power Company No.1 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 52,170
Proportion of ownership interest in associate (B)	39.92%
Interests in the net assets (A*B)	₩ 20,824
Investments in associates	20,824
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 26,589
Proportion of ownership interest in associate (B)	23.33%
Interests in the net assets (A*B)	₩ 6,204
Investments in associates	6,204
Others
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		218,647
Interests in the net assets (A*B)		58,362
Intra-group transactions		0
Other reconciliations		699
Investments in associates		₩ 59,061
Others
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	315,179
Interests in the net assets (A*B)	91,483
Other reconciliations	366
Investments in associates	₩ 91,849